Hedge Accounting - Summary of Hedge Instrument of Net Investment in Foreign (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 148,461,000,000	R$ 215,277,000,000
Book Value, Assets	7,060,000,000	5,001,000,000
Book value, Liabilities	3,653,000,000	2,793,000,000
Variations in fair value used to calculate hedge ineffectiveness	(14,688,000,000)	(14,601,000,000)
Variation in value recognized in Other comprehensive income	699,000,000	(3,557,000,000)	R$ (16,000,000)
Hedge ineffectiveness recognized in income	13,000,000	(3,000,000)
Futures [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	2,126,000,000	5,052,000,000
Book Value, Assets	286,000,000
Book value, Liabilities		31,000,000
Variations in fair value used to calculate hedge ineffectiveness	(3,252,000,000)	(3,844,000,000)
Variation in value recognized in Other comprehensive income	(3,241,000,000)	(3,836,000,000)
Hedge ineffectiveness recognized in income	(11,000,000)	(8,000,000)
NDF - Non Deliverable Forward [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	6,000,000,000	15,196,000,000
Book Value, Assets	208,000,000	445,000,000
Variations in fair value used to calculate hedge ineffectiveness	(3,502,000,000)	(8,006,000,000)
Variation in value recognized in Other comprehensive income	(3,529,000,000)	(7,993,000,000)
Hedge ineffectiveness recognized in income	27,000,000	(13,000,000)
Financial assets held for hedging[Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	5,762,000,000	4,371,000,000
Book Value, Assets	6,566,000,000	4,556,000,000
Book value, Liabilities	3,653,000,000	2,762,000,000
Variations in fair value used to calculate hedge ineffectiveness	(7,934,000,000)	(2,751,000,000)
Variation in value recognized in Other comprehensive income	(7,931,000,000)	(2,769,000,000)
Hedge ineffectiveness recognized in income	(3,000,000)	18,000,000
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	13,888,000,000	24,619,000,000
Variation in value recognized in Other comprehensive income	R$ (14,701,000,000)	R$ (14,598,000,000)